Related Party Transactions (Details) - Schedule of related party transactions - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Service/ Products received from related parties:
Service/ Products received from related parties		$ 7,823,592	$ 6,477,948	$ 2,348,530
Service/ Products delivered to related parties:
Service/ Products delivered to related parties		146,243	111,627	373,802
Guardforce Security (Thailand) Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[1]	792,499	763,256	714,625
Guardforce Aviation Security Company Limited [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[2]	4,052	5,739	13,190
Perfekt Technology & System Co., Ltd. [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[3]		6,850	35,842
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[4]	5,964,199	5,702,103	1,584,873
Shenzhen Kewei Robot Technology Co., Limited - Purchases [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[5]	1,196,450
Shenzhen Kewei Robot Technology Co., Limited - ICP [Member]
Service/ Products received from related parties:
Service/ Products received from related parties	[6]	3,000,000
Bangkok Bank Public Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties				9,726
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Commission [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties				158,487
Guardforce Limited – Sales [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties			12,846	205,589
GF Technovation Company Limited [Member]
Service/ Products delivered to related parties:
Service/ Products delivered to related parties		$ 146,243	$ 98,781

[1]	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.
[2]	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.
[3]	Perfekt Technology & System Co., Ltd. provided security equipment to the Company.
[4]	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet delivered, and robots amounting to $2,773,560 were returned by the Company.
[5]	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchased robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.
[6]	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment after the execution of the agreement.